Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Note Payable [Abstract]
NOTE PAYABLE

6. NOTE PAYABLE

Silicon Valley Bank

In March 2022, the Company entered into a promissory note with Silicon Valley Bank (“SVB”) for a principal amount of $2,500,000. The note matures on March 1, 2025 and bears interest at the greater of 3.25% or prime rate. The loan had interest-only payments through September 2022, and then requires monthly principal payments of $83,333, plus interest, beginning October 2022. During the nine months ended September 30, 2023, the Company made repayments approximately $750,000 and $1,500,000 remained outstanding. Interest expense was $58,315 for the nine months ended September 30, 2023, all of which was paid. The note is subject to subordination related to leased assets of the Company.

In connection with the note, the Company issued SVB 40,292 warrants to purchase common stock. The warrants have an exercise price of $0.49 per share, are immediately exercisable and have a term of 12 years. The fair value of the warrant was $49,000, which was recognized as a debt discount and will be amortized to interest expense over the life of the note. During the nine months ended September 30, 2023, amortization of debt discount was $12,250. Upon the Merger, all warrants were no longer outstanding.

As of September 30, 2023, note payable, net of unamortized discount of $23,150, was $1,476,850.

Short-Term Notes

Prior to the Merger, the Company received $750,000 in proceeds from short-term notes. The loans accrued interest on the unpaid principal amount at a rate of 18% per annum. Each holder of the notes was entitled to an exit fee equal to 16% of the stated principal amount of such holder’s note, less the total amount of interest that accrued on such note prior to the closing of the Merger (the “Exit Fee”). Upon the Merger, the Company fully repaid the notes and exit fee for a total of $920,015.

Convertible Note Payable

In April 2023, the Company received bridge financing totaling $3,001,500 in principal for which the Company received $2,798,410 in net proceeds (the “April Notes”). As a result, the Company incurred fees of $203,090 which was recorded as a debt discount. The April Notes bore interest at 10% per annum and are payable six months from the date of the bridge financing, subject to conversion. The April Notes were convertible into shares of common stock at a conversion price equal to 80% of the price per the PIPE offering (the “Private Placement”), which initially closed simultaneously with the Merger on July 31, 2023 (see Note 8). Upon the closing of the Merger and the initial closing of the Private Placement, the outstanding principal amount of the Bridge Notes was automatically converted into 937,961 shares of common stock at a conversion price of $3.20 per share. Furthermore, accrued interest on the April Notes were forgiven; therefore, no interest was recognized as of the closing of the Merger.

The Company evaluated the terms of the conversion features of the April Notes as noted above in accordance with ASC Topic No. 815 – 40, Derivatives and Hedging – Contracts in Entity’s Own Stock, and determined they are not indexed to the Company’s common stock and that the conversion feature, which is akin to a redemption feature, meet the definition of a liability. The notes contain an indeterminate number of shares to settle with conversion options outside of the Company’s control. Therefore, the Company bifurcated the conversion feature and accounted for it as a separate derivative liability. Upon issuance of the April Notes, the Company recognized a derivative liability at a fair value of $601,000, which was recorded as a debt discount and was amortized over the life of the notes. Upon the Merger and the Private Placement, the derivative liability had a fair value of $750,000, which was reclassified to additional paid-in capital in connection with the conversion of the underlying notes.

For the nine months ended September 30, 2023, the Company amortized $804,465 of the debt discount to interest expense. At September 30, 2023, the outstanding balance of the April Notes, less unamortized discount of $0, was $0.

In connection with the April Notes, the Company granted each holder warrants to purchase common stock equal to 50% of the number of shares of common stock into which the loan is convertible into at an exercise price of $3.20 per share. Furthermore, the Company granted warrants to the brokers (the “Bridge Brokers”) equal to 8% of the number of shares of common stock into which April Notes, other than those purchased by insider investors, would convert at the closing of the Merger, with an exercise price of $3.20 per share. As the issuance of the warrants noted above were contingent on the closing of the Merger, they were not considered granted until July 31, 2023 (see Note 9).

Note Payable – Related Party

In June and July 2023, the Company issued a senior secured promissory note with its Chief Executive Officer for which the Company received $449,000 in proceeds. The note bore interest at 7.67% per annum and matured upon the Merger.

In connection with this note, the Company agreed to pay an exit fee upon repayment of the note equal to 16% of the principal, less the total interest that accrued until repayment. Upon the Merger, the Company fully repaid the note and exit fee for a total of $520,840.

Patricia – Stockholder

As of the Merger, Patricia had an outstanding note with its then majority stockholder for $151,500. As of September 30, 2023, the balance remained outstanding.

6.	NOTE PAYABLE

In March 2022, the Company entered into a promissory note with Silicon Valley Bank (“SVB”) for a principal amount of $2,500,000. The note matures on March 1, 2025 and bears interest at the greater of 3.25% or prime rate. The loan had interest-only payments through September 2022, and then requires monthly principal payments of $83,333, plus interest, beginning October 2022. Through December 31, 2022, the Company has made principal repayments totaling $250,000 and $2,250,000 remained outstanding. Interest expense was $58,463 for the year ended December 31, 2022, all of which was paid. The note is secured by the Company’s assets, subject to certain and permitted subordination.

In connection with the note, the Company issued SVB 40,292 warrants to purchase common stock. The warrants have an exercise price of $0.49 per share, are immediately exercisable and have a term of 12 years. The fair value of the warrant was $49,000, which was recognized as a debt discount and will be amortized to interest expense over the life of the note. During the year ended December 31, 2022, amortization of debt discount was $13,600.

As of December 31, 2022, note payable, net of unamortized discount of $35,400, was $2,214,600. The following is a summary of future principal payments owed as of December 31, 2022:

Year Ending December 31,
2023	$1,000,000
2024	1,000,000
2025	250,000
$2,250,000